ING PARTNERS, INC.

ING Columbia Small Cap Value Portfolio

(“Portfolio”)

Supplement dated June 23, 2010

to the Portfolios’ Adviser Class (“Class ADV”) and Service Class Prospectus, Initial Class

(“Class I”) Prospectus and Service 2 Class (“Class S2”) Prospectus each dated April 30, 2010

(each a “Prospectus” and collectively “Prospectuses”)

On April 30, 2010, Ameriprise Financial, Inc., acquired the long-term asset management business of Columbia Management Group, LLC and certain affiliated companies, including the Portfolio’s former sub-adviser ( the “Transaction”). As a result of the Transaction, Columbia Management Investment Advisers, LLC (“CMIA”) (formerly, RiverSource Investments, LLC), a wholly owned-subsidiary of Ameriprise Financial, Inc., became the sub-adviser of the Portfolio on May 1, 2010. Effective, May 1, 2010, pursuant to the Portfolio’s Manager-of-Managers Relief, Directed Services LLC, the Portfolio’s investment adviser, entered into a new sub-advisory agreement with CMIA, on the same terms, compensation structure and portfolio management team as was in place under the Portfolio’s previous Sub-Advisory Agreement with the previous sub-adviser. An information statement detailing the Transaction and the new sub-advisory agreement is expected to be mailed to shareholders during the third quarter of 2010. Effective May 1, 2010, the Portfolio’s Prospectuses were revised as follows:

1.	The section entitled “Portfolio Management – Sub-Adviser” of the summary section of the Portfolio’s Class ADV and Class S Prospectus, Class I Prospectus, and Class S2 Prospectus is hereby deleted and replaced with the following:

Sub-Adviser

Columbia Management Investment Advisers, LLC

2.	The section entitled “Management of the Portfolios – Columbia Management Advisors, LLC” of the statutory section of the Portfolio’ Class ADV and Class S Prospectus, Class I Prospectus and Class S2 Prospectus is hereby deleted in its entirety and replaced with the following:

Columbia Management Investment Advisers, LLC

Columbia Management Investment Advisers, LLC (“CMIA” or “Sub-Adviser”)(formerly, known as RiverSource Investments, LLC) is located at 100 Federal Street, Boston, Massachusetts 02110. CMIA acts as investment manages for individuals, corporations, private investment companies and financial institutions. CMIA also manages investments for itself and its affiliates. CMIA is registered as an investment advisor with the SEC and is a direct, wholly-owned subsidiary of Ameriprise Financial, Inc. As of March 31, 2010, CMIA had assets under management of approximately $99.9 billion (which amount does not include assets that CMIA began to manage after the closing of the sale transaction with Ameriprise Financial, Inc. on April 30, 2010).

The following individuals jointly share responsibility for the day-to-day management of ING Columbia Small Cap Value Portfolio.

Christian K. Stadlinger, Ph.D., CFA, is a Portfolio Manager of CMIA. From 2002 until he joined CMIA in May 2010, Dr. Stadlinger was associated with Columbia Management Advisors, LLC, the Portfolio’s previous sub-adviser, or its predecessors as an investment professional. Dr. Stadlinger has been a member of the investment community since 1989.

Jarl Ginsberg, CFA, is a Portfolio Manager of CMIA. From 2003 until he joined CMIA in May 2010, Mr. Ginsberg was associated with Columbia Management Advisors, LLC, the Portfolio’s previous sub-adviser or its predecessors as an investment professional. Mr. Ginsberg has been a member of the investment community since 1987.

Historical sub-adviser/name and strategies information:
Effective Date	Portfolio Name	Sub-Adviser
5/1/10	ING Columbia Small Cap Value Portfolio	Columbia Management Investment Advisers, LLC*

  * Sub-Adviser changed due to a sale transaction.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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ING PARTNERS, INC.

ING Columbia Small Cap Value Portfolio

(“Portfolio”)

Supplement dated June 23, 2010

to the Portfolio’s Adviser Class (“Class ADV”), Institutional Class (“Class I”), Service Class

(“Class S”), and Service 2 Class (“Class S2”)

Statement of Additional Information (“SAI”) dated April 30, 2010

On April 30, 2010, Ameriprise Financial, Inc., acquired the long-term asset management business of Columbia Management Group, LLC and certain affiliated companies, including the Portfolio’s former sub-adviser (the “Transaction”). As a result of the Transaction, Columbia Management Investment Advisers, LLC (“CMIA”) (formerly, RiverSource Investments, LLC), a wholly owned-subsidiary of Ameriprise Financial, Inc., became the sub-adviser of the Portfolio on May 1, 2010. Effective, May 1, 2010, pursuant to the Portfolio’s Manager of Manager Relief, Directed Services LLC, the Portfolio’s investment adviser, entered into a new sub-advisory agreement with CMIA, on the same terms, compensation structure and portfolio management team as was in place under the Portfolio’s previous Sub-Advisory Agreement with the previous sub-adviser. An information statement detailing the Transaction and the new sub-advisory agreement is expected to be mailed to shareholders during the third quarter of 2010. Effective May 1, 2010, the Portfolio’s SAI was revised as follows:

1.	The section of the Portfolio’s SAI entitled “Other Information About Portfolio Managers – ING Columbia Small Cap Value Portfolio – Sub-Adviser” is hereby deleted and replaced with the following:

Sub-Adviser

Columbia Management Investment Advisers, LLC (“Columbia”)

2.	The section of the Portfolio’s SAI entitled “Other Information About Portfolio Managers – ING Columbia Small Cap Value Portfolio – Potential Conflicts of Interest” is hereby deleted in its entirety and replaced with the following:

Potential Conflicts of Interest

Like other investment professionals with multiple clients, a portfolio manager for the Portfolio may face certain potential conflicts of interest in connection with managing both the Portfolio and other accounts at the same time. Columbia has adopted compliance policies and procedures that attempt to address certain of these potential conflicts that the portfolio managers face in this regard. Certain of these conflicts of interest are summarized below. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Columbia’s investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Portfolios.

A portfolio manager who is responsible for managing multiple portfolios and/or accounts may devote unequal time and attention to the management of those portfolios and/or accounts. The effects of this potential conflict may be more pronounced where portfolios and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the portfolio. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the portfolio and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager purchases or sells the same securities for multiple accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of the portfolio as well as other accounts, the Columbia’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Portfolio or another account if one account is favored over another in allocating the securities purchased or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by the Portfolio to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. Columbia has adopted compliance procedures that provide that any transactions between the Portfolio and another Columbia-advised account are to be made at an independent current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the Portfolio and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for the Portfolio that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for the Portfolio, even though it could have been bought or sold for the Portfolio at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Portfolio.

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In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain portfolios or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Portfolio, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the portfolios and/or accounts that he or she manages.

Columbia or an affiliate may provide more services (such as distribution or recordkeeping) for some types of portfolios or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of the portfolio and/or accounts that provide greater overall returns to Columbia and its affiliates.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the portfolio may arise from the financial services activities of Ameriprise Financial, Inc., and its affiliates, including the investment advisory/management services it provides for clients and customers other than the portfolio. In this regard, Ameriprise Financial, Inc. is a major financial services company, engaged in a wide range of financial activities beyond the mutual portfolio-related activities of Columbia, including, among others, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial, Inc., and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Portfolio.

Part 1A of Columbia’s Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about Columbia’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

The Portfolio’s portfolio manager(s) may also face other potential conflicts of interest in managing the Portfolio, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Portfolio and other accounts. In addition, the Portfolio’s portfolio manager(s) may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at Columbia, including the Portfolio’s portfolio manager(s), are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by Columbia and the Portfolio, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolio.

Columbia is a direct, wholly-owned subsidiary of Ameriprise Financial, Inc., a major financial services company engaged in a broad range of financial activities beyond the mutual fund-related activities of Columbia, including, among others, broker/dealer (sales and trading), asset management, insurance and other financial activities. Regulatory restrictions applicable to Columbia and its affiliates may limit Columbia investment activities in various ways. For example, regulations regarding certain industries and

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markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Columbia and its affiliates also may be restricted in the securities that can be bought or sold for their clients because of other relationships Ameriprise Financial, Inc. and its affiliates have with the issuers of securities.

3.	The section of the Portfolio’s SAI entitled “Other Information About Portfolio Managers – ING Columbia Small Cap Value Portfolio – Compensation Structure of Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

Compensation Structure of Portfolio Managers

Compensation is typically paid in the form of salary, bonus, stock options, and restricted stock and notional investments through incentive plan, the value of which is measured by reference to the performance of the Columbia Funds (which is a separate family of funds managed by Columbia) in which the account is invested. A portfolio manager’s bonus is variable and is generally based on (1) an evaluation of the manager’s investment performance; and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, Columbia generally considers the one-, three- and five-year performance of mutual portfolios and other accounts managed by the portfolio manager to the benchmarks and peer groups noted below, emphasizing each manager’s three- and five-year performance. Columbia may also consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Morningstar Category
Portfolio Manager	Performance Benchmark	(Peer Group)
Jarl Ginsberg, CFA	Russell 2000® ValueTR	Small Value
Christian K. Stadlinger, CFA	Russell 2000® ValueTR	Small Value

The size of the overall bonus pool each year depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and Columbia’s profitability for the year, which is largely determined by assets under management.

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